Accounts Payable and Accrued Liabilities	12 Months Ended
Sep. 30, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities

8. Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities primarily consist of the following:

	September 30, 2023	September 30, 2022
	US$	US$
Accounts payable	210,100	91,083
Student refundable deposits	1,407,121	1,614,219
Accrued commission expenses	269,621	159,945
Other payables	234,209	255,413
Total	2,121,051	2,120,660